Inventories (Components of Inventory) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of inventory
Finished goods	$ 134.7	$ 131.4	$ 147.5
Work in process	45.6	43.4	37.4
Raw materials and supplies	68.3	65.8	64.1
Inventories, net	$ 248.6	240.6	249.0
Inventory reserves		(30.2)	29.0
Consigned Inventory		$ 12.2	$ 10.3